Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2024
Convertible Notes [Abstract]
Schedule of Net Carrying Amount of the Liability Component Convertible Notes	Net carrying amount of the liability component Convertible Notes dated as of June 30, 2024 were as following:
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note 2021	$-	$-	$-
Convertible Note 2022	-	-	-
Convertible Notes - liability portion	$-	$-	$-
Net carrying amount of the liability component Convertible Notes dated as of June 30, 2023 were as following:
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note 2021	$1,469,512	$(143,335)	$1,326,177
Convertible Note 2022	3,170,000	(624,350)	2,545,650
Convertible Notes - liability portion	$4,639,512	$(767,685)	$3,871,827

Schedule of Net Carrying Amount of the Equity Component of the Convertible Notes	Net carrying amount of the equity component of the Convertible Notes as of June 30, 2024 were as following:
	Amount allocated to conversion option	Issuance cost	Equity component,net

Convertible Note 2021	$1,092,460	$(182,255)	$910,205
Convertible Note 2022	683,393	(120,611)	562,782
Convertible Notes – equity portion	$1,775,853	$(302,866)	$1,472,987
Net carrying amount of the equity component of the Convertible Notes as of June 30, 2023 were as following:
	Amount allocated to conversion option	Issuance cost	Equity component,net

Convertible Note 2021	$1,092,460	$(182,255)	$910,205
Convertible Note 2022	683,393	(120,611)	562,782
Convertible Notes – equity portion	$1,775,853	$(302,866)	$1,472,987

Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost	Amortization of issuance cost, debt discount and interest cost for the year ended June 30, 2024 were as follows:
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note 2021	$325,039	$229,463	$554,502
Convertible Note 2022	1,028,622	278,335	1,306,957
Convertible Notes	$1,353,661	$507,798	$1,861,459

Amortization of issuance cost, debt discount and interest cost for the year ended June 30, 2023 were as follows:
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note 2021	$891,135	$458,231	$1,349,366
Convertible Note 2022	485,323	264,577	749,900
Convertible Notes	$1,376,458	$722,808	$2,099,266